Trade and other payables, and provisions (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables, and provisions [Abstract]
Trade and Other Payables, and Provisions

	2025 US$’000	2024 US$’000
Trade payables
- related parties[1]	21,751	27,046
- non-related parties	218,100	166,384
Accrued operating expenses	109,671	118,153
Other payables
- related parties[1]	—	32
- non-related parties	1,213	1,224
Provisions	3,416	—
	354,151	312,839
Classified as:
Current	354,151	312,839
	354,151	312,839

[1]	Related parties refer to joint ventures of the Group and subsidiaries of the holding companies that have significant influence in the Group.